Fair Value Measurement (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Provision for Losses Bond Portfolio	$ 200,000	$ 200,000	$ 200,000	$ 200,000
Impairment Charges Real Estate Held for Sale		149,775	149,775
Provision for losses on mortgage loans receivable	$ 20,943	$ 6,340	$ 100,959	$ 174,836